Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,940	€ 2,385	€ 1,895
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	969	519	200
FRANCE | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	875
Slovensko | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 37
SPAIN | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		296
SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 142
BURKINA FASO | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		119
GUINEA | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 82